Other equity reserves	12 Months Ended
Mar. 31, 2018
Other equity reserves
Other equity reserves

15.         Other equity reserves

The total share based payments reserve at March 31, 2018 was €21.3 million (2017: €14.9 million; 2016: €9.2 million). The treasury reserve amounted to €nil million at March 31, 2018 (2017: €nil; 2016: negative €7.3 million). The total cash-flow hedge reserve amounted to negative €359.7 million at March 31, 2018 (2017: positive €221.9 million; 2016: negative €300.6 million). Further details of the group’s derivatives are set out in Notes 4 and 10 to the consolidated financial statements.